Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 ILS (₪)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)
Significant Accounting Policies [Line Items]
Adjustments on revenue recognized from performance obligations	$ (32,800,000)	$ (19,600,000)	$ (19,400,000)
Impairment on affiliated company		0	4,400,000
Net book value of capitalized ERP system development costs	29,524,000	22,770,000
Impairment of long-lived assets	0	3,500,000
Severance expenses	71,627,000	72,309,000	66,841,000
Cost of revenue sold, change in estimate	$ (38,000,000)	$ (8,300,000)	$ (45,700,000)
Percentage of cost of revenue sold	(0.92%)	(0.21%)	(1.33%)
Cost of revenue sold, increase (decrease) to net income	$ (32,700,000)	$ (7,200,000)	$ (39,400,000)
Cost of revenue sold, increase (decrease) in earnings per share, diluted | $ / shares	$ (0.73)	$ (0.16)	$ (0.89)
Issuance amount of Series A Note	$ 483,185,000	$ 604,303,000			$ 579,000,000	₪ 1.9
Number of options granted | shares	1,028,100	525,000
Rights sold to receive payments from the Israeli Ministry of Defense	$ 60,848,000	$ 32,372,000
OPERATING LEASE RIGHT OF USE ASSETS	405,446,000	416,383,000
Operating lease liability	413,907,000	463,422,000
Financial expenses related to sold rights	$ 2,218,000	$ 3,617,000	$ 35
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Expenses
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Significant Accounting Policies [Line Items]
Backlog amount	$ 15,100,000,000
Backlog percentage	60.00%			60.00%
Backlog timing satisfaction, period	1 year			1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Significant Accounting Policies [Line Items]
Backlog timing satisfaction, period	2 years			2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Significant Accounting Policies [Line Items]
Backlog timing satisfaction, period	3 years			3 years
Series B Notes
Significant Accounting Policies [Line Items]
Received interest payments semi-annually in NIS					1.08%	1.08%
Issuance amount of Series A Note	$ 463,000,000			₪ 1.5		₪ 1.5
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights	51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Contractual rights percentage	50.00%
Cross Currency Interest Rate Swaps | United States of America, Dollars
Significant Accounting Policies [Line Items]
Derivative, fixed interest rate (in percentage)	1.92%			1.92%
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	12 years